Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effective tax rate reconciliation
Combined tax at U.S. statutory federal income tax rate	35.00%	35.00%	35.00%
Increase (decrease) in taxes resulting from:
Tax-exempt income	(1.50%)	(1.60%)	(1.60%)
State and local income taxes, net of federal benefit	2.70%	3.10%	2.50%
Non-U.S. subsidiaries earnings	(2.20%)	(2.80%)	(5.20%)
Tax settlements	(0.50%)	(1.90%)	(0.20%)
All other	1.00%	0.30%	0.00%
Actual tax rates	34.50%	32.10%	30.50%